Related party transactions	12 Months Ended
Dec. 31, 2021
Rubicon Technologies L L C [Member] | Rubicon [Member]
Related party transactions

Note 15—Related party transactions

Sales to related party investors in the amount of $1.6 million and $1.9 million were included in revenues in the consolidated statements of operations for the year ended December 31, 2021 and 2020, respectively. The corresponding billed and unbilled accounts receivable balance was $0.3 million and $0.2 million as of December 31, 2021 and 2020, respectively. All outstanding balances with the related party were priced on an arms-length basis and are to be settled in cash. None of the balances is secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.